CONVERTIBLE SENIOR NOTES (Details)	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	May 17, 2011 Capped Call Option [Member] USD ($)	Dec. 31, 2012 Capped Call Option [Member] CNY	Dec. 31, 2011 Capped Call Option [Member] CNY	May 17, 2011 Convertible Senior Notes [Member] USD ($)	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] USD ($)
Debt Instrument [Line Items]
Aggregate principal amount				$ 125,000,000
Debt issuance date				May 17, 2011
Debt maturity date				May 15, 2016
Stated interest rate				4.00%
Convertible debt, conversion rate				29.6307
Convertible debt, conversion price	$ 48.21			$ 33.75
Debt covenant, ownership interest threshold				50.00%
Call feature, percentage				100.00%
Fair value of convertible notes					483,581,668	387,777,235
Foreign exchange gain					1,047,241	21,567,522
Gain from change in fair value of convertible senior notes					96,851,674	398,030,217
Face value of notes repurchased							2,000,000
Percent of notes repurchased						1.60%
Percentage of price redeemed at						41.00%
Premium paid for derivative	18,000,000
Derivative, fair value		16,131,208	16,408,445
Change in fair value of capped call option		309,052	98,282,510